Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 75,012	$ 73,201
Accounts receivable, net	116,835	98,799
Unbilled revenue	158,457	76,347
Service inventories, net	94,263	78,841
Prepaid assets	11,480	9,590
Retention withholdings	36,773	40,970
Other receivables	18,454	14,019
Other current assets	3,943	11,442
Total current assets	515,217	403,209
Non-current assets
Property, plant and equipment, net	437,743	419,307
Intangible assets, net	110,376	122,714
Goodwill	620,921	574,764
Other assets	2,797	2,370
Total assets	1,687,054	1,522,364
Liabilities
Accounts payable	144,614	65,704
Accrued expenses	73,783	69,137
Current installments of long-term debt	47,500	15,000
Short-term borrowings	42,360	37,963
Income taxes payable	9,420	7,542
Other taxes payable	11,289	7,189
Other current liabilities	30,400	25,601
Total current liabilities	359,366	228,136
Long-term debt	308,614	330,564
Deferred tax liabilities	21,070	26,217
Employee benefit liabilities	21,515	16,745
Other liabilities	32,071	34,230
Total liabilities	742,636	635,892
Commitments and contingencies (Note 14)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at December 31, 2020 and December 31, 2019, respectively
Common stock and additional paid in capital, no par value; unlimited shares authorized; 87,777,553 and 87,187,289 shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively	826,614	818,782
Retained earnings	117,748	67,661
Accumulated other comprehensive income	64	29
Total shareholders’ equity	944,426	886,472
Non-controlling interests	(8)
Total equity	944,418	886,472
Total liabilities and equity	$ 1,687,054	$ 1,522,364